Discontinued Operations	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions and Discontinued Operations
Discontinued Operations
Sale of SMG Business
On September 23, 2016, CIE sold its SMG Business to Alpha Frontier Limited (“Alpha Frontier”) for cash consideration of $4.4 billion, pursuant to the Stock Purchase Agreement dated as of July 30, 2016 (the “Purchase Agreement”), which resulted in a pre-tax gain of approximately $4.2 billion.
In connection with the closing of the sale of the SMG Business, the total amount distributed to the minority investors and former holders of CIE equity awards was approximately $1.1 billion. Approximately $259 million was held as of December 31, 2016 in an escrow account to fund potential indemnity claims of Alpha Frontier under the Purchase Agreement. In the third quarter of 2017, the escrow funds were released to CIE and $63 million was distributed to the minority investors and former holders of CIE equity awards. The majority of the proceeds from the sale of the SMG Business was restricted under the terms of the Purchase Agreement and the CIE Proceeds Agreement and was therefore classified as restricted cash upon receipt until the Effective Date of the CAC Merger when the proceeds were no longer restricted and became available for use by CEC.
As a result of the sale, the results of operations and cash flows related to the SMG Business were classified as discontinued operations for all periods presented effective beginning in the third quarter of 2016.
CEOC
The Statement of Operations for the year ended December 31, 2015 also includes discontinued operations related to certain properties owned by CEOC, which was deconsolidated effective January 15, 2015 (see Note 2). CEOC closed its Showboat Atlantic City casino permanently effective in 2014 and subsequently sold it in 2015 for $18 million.
As a result of legislation passed in May 2014 in the State of Iowa, CEOC ceased its greyhound racing activities at Horseshoe Council Bluffs effective December 31, 2015. The legislation required payment of a total of $65 million to the Iowa greyhound pari-mutuel racing fund over a seven-year period beginning in January 2016. Subsequent to the acquisition of OpCo and merger into CEOC LLC, accrued exit costs for this property were $40 million as of December 31, 2017.
In 2012, CEOC abandoned a construction project for Harrah’s Gulf Coast near the Mississippi Gulf Coast. Subsequent to the acquisition of OpCo and merger into CEOC LLC, the exit cost accrual related to future obligations under land lease agreements associated with this property was $43 million as of December 31, 2017.
In addition, CEOC had other accruals related to non-cancellable contract costs, severance and other exit costs related to the permanent closure of three international properties, Alea Leeds, Golden Nugget and Southend. Subsequent to the acquisition of OpCo and merger into CEOC LLC, the exit cost accrual related to these properties was $18 million as of December 31, 2017.
As of December 31, 2017, these exit cost accruals are included in Accrued expenses and other current liabilities and Deferred credits and other liabilities on the Balance Sheet.
Effect on Statements of Operations of Discontinued Operations

	Years Ended December 31,
(In millions)	2016	2015
Net revenues
SMG Business	$678	$725
Total net revenues	678	725

Operating expenses
SMG Business (1)	748	499
Showboat Atlantic City	—	6
Other	—	1
Total operating expenses	748	506

Gain from discontinued operations
SMG Business	4,180	—

Pre-tax income/(loss) from operations
SMG Business	4,110	226
Showboat Atlantic City	—	(6)
Other	—	(1)
Total pre-tax income from discontinued operations	$4,110	$219

Income/(loss), net of income taxes
SMG Business	$3,380	$162
Showboat Atlantic City	—	(6)
Other	—	(1)
Total income from discontinued operations, net of income taxes	$3,380	$155

____________________

(1)
Operating expenses primarily consist of platform fees and property, general, administrative, and other expenses, including stock-based compensation expense directly identifiable with employees of the SMG Business of $264 million and $29 million, respectively, for the years ended December 31, 2016 and 2015.